Organization and principal activities - Additional Information (Details) - USD ($) $ in Thousands	Aug. 10, 2020	Apr. 03, 2020	Dec. 31, 2023	Apr. 28, 2023	Nov. 16, 2020
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries			$ 856,883
YY Live | Held for sale
Organization and principal activities [Line Items]
Total consideration related to disposal					$ 3,600,000
Disposal Group, Including Discontinued Operation, Consideration Subject to Conditions					$ 300,000
Huya Inc | Linen Investment Limited
Organization and principal activities [Line Items]
Total consideration related to disposal				$ 219,886
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal		31.20%
Discontinued Operation Equity Method Investment Retained After Disposal Voting Power After Disposal		43.00%
Huya Inc | Class B common shares | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation Equity Method Investment Sold	30,000,000	16,523,819
Total consideration related to disposal	$ 810,000	$ 262,600
Disposal Group, Including Discontinued Operation, Consideration Subject to Conditions	$ 219,900
Discontinued Operation Equity Method Investment Retained After Disposal Share After Disposal	38,374,463	68,374,463